Write down and Loss on Sale of Vessels and Discontinued Operations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Teekay Corporation [Member]	Mar. 31, 2013 Teekay Corporation [Member]	Jun. 30, 2012 Teekay Corporation [Member]	Dec. 31, 2013 Teekay Corporation [Member]	Dec. 31, 2012 Teekay Corporation [Member]	Dec. 31, 2011 Impaired Asset [Member] Vessel	Dec. 31, 2013 Older shuttle tankers [Member]	Dec. 31, 2012 Shuttle Tankers [Member] Impaired Asset [Member] Vessel	Dec. 31, 2011 Conventional Tanker [Member] Impaired Asset [Member] Vessel	Dec. 31, 2013 1993-built shuttle tankers [Member] Shuttle Tankers [Member]	Dec. 31, 2013 1992-built shuttle tanker [Member] Shuttle Tankers [Member]	Dec. 31, 2013 1990s-built shuttle tankers [Member]	Dec. 31, 2013 1990s-built shuttle tankers [Member] Shuttle Tankers [Member] Impaired Asset [Member] Appraised Value [Member] Vessel	Dec. 31, 2013 1990s-built shuttle tankers [Member] Two vessels [Member]	Dec. 31, 2012 1990s-built shuttle tankers [Member] Two vessels [Member]	Dec. 31, 2013 1990s-built shuttle tankers [Member] Recontracting [Member]	Dec. 31, 2013 1990s-built shuttle tankers [Member] Cancellation [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Write down and loss on sale of vessels, description										The write-down was caused by the combination of the age of the vessels, the requirements of trading in the North Sea and Brazil and the weak tanker market. In 2011, two of the Partnership’s FSO units, were written down to their estimated fair value. The Karratha Spirit was sold and the Navion Saga was written down due to escalating dry-dock costs and increased operating costs. The estimated fair value of the Navion Saga was determined using discounted cash flows. The estimated fair value for each of the other four vessels written down in 2011 was determined using an appraised value.			In the third quarter of 2012, a 1993-built shuttle tanker was written down to its estimated fair value due to a change in the operating plan for the vessel. In the third and fourth quarters of 2012, two shuttle tankers, which were written down in 2011, were further written down to their estimated fair value upon sale in 2012.	In the fourth quarter of 2012, a 1992-built shuttle tanker, which was written down in 2010, was further written down to its estimated fair value and classified as held-for-sale at December 31, 2012. The vessel was sold in 2013. In the fourth quarter of 2012, a 1995-built shuttle tanker was written down to its estimated fair value using discounted cash flows. The write-down was caused by the combination of the age of the vessel, the requirements of trading in the North Sea and Brazil and the weak tanker market. The estimated fair value for each of the other four vessels written down in 2012 was determined using an appraised value.					Included in this count of six, during the third quarter of 2013, four shuttle tankers were written down as the result of the re-contracting of one of the vessels at lower rates than expected during the third quarter of 2013, the cancellation of a short-term contract which occurred in September 2013 and a change in expectations for the contract renewal for two of the shuttle tankers, one operating in Brazil, and the other one in the North Sea.	In the fourth quarter of 2013, two shuttle tankers were written down due to a cancellation of a contract renewal and expected sale of an aging vessel to their estimated fair value. One of these two vessels was written down in 2012.
Number of vessels									3		5	5				6
Write-down value of vessels	$ (76,782)	$ (24,542)	$ (37,039)												$ 76,800		$ 37,200	$ 19,300
Ownership interest	50.00%																50.00%	67.00%
Early termination fees	$ 71,905	$ 64,166	$ 62,233	$ 4,500	$ 6,800	$ 14,700	$ 11,300	$ 14,700